GMO BENCHMARK-FREE ALLOCATION FUND	Summary Prospectus June 30, 2019
Share Class:	Class I	Class R6
Ticker:	GBMIX	—
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.
You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at https://www.gmo.com/north-america/investment-capabilities/mutual-funds/. You can also get this information at no cost by calling 1-617-346-7646, by sending an email request to SHS@gmo.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated June 30, 2019, each as may be revised and/or supplemented from time to time, are incorporated by reference into this summary prospectus.
Important notice regarding delivery of shareholder reports. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or emailing GMO Shareholder Services at the address below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary. Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at: Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 or by telephone at 1-617-346-7646 (collect). Your election to receive reports in paper will apply to all Funds held directly with the Trust.

 GMO BENCHMARK-FREE ALLOCATION FUND
Investment objective
Positive total return, not relative return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class R6	Class I
Management fee	0.80%1	0.80%1
Other expenses	0.01%	0.13%3
Acquired fund fees and expenses (underlying fund expenses)	0.28%2	0.28%2
Total annual fund operating expenses	1.09%	1.21%
Expense reimbursement/waiver	(0.16%)1	(0.18%)1,3
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.93%	1.03%
1 Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least June 30, 2020, the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”).
2 Consists of approximately 0.16% in underlying fund fees and expenses, 0.01% interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.07% in dividend expenses on short sales incurred by underlying funds and 0.04% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund's annual fund operating expenses table.
3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R6	$95	$339	$603	$1,357
Class I	$105	$375	$665	$1,492
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2019, the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.
Principal investment strategies
The Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the

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relative risks of such asset classes, to determine the asset classes in which the Fund invests. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of particular asset classes and strategies in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, Opportunistic Income Fund, Emerging Country Debt Fund, Special Opportunities Fund, High Yield Fund, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. The Fund also may invest directly in securities (including underlying funds) and derivatives.
The Fund is permitted to invest (directly or through Implementation Fund or other underlying GMO Funds) in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying GMO Funds. GMO’s ability to shift investments within Implementation Fund and between Implementation Fund and the other underlying GMO Funds is not subject to any limits.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in underlying funds (including underlying GMO Funds). Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results, including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process and in making investment decisions for the Fund. GMO’s models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If an underlying fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. An underlying fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could

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not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities. The economies of emerging counties often are more volatile than the economies of developed countries.
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Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity.

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Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

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Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

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Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

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Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

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Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

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Leveraging Risk – The use of derivatives, short sales and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

 GMO BENCHMARK-FREE ALLOCATION FUND
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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

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Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

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Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

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Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

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Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

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Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Sharesa
Years Ending December 31
Highest Quarter: 9.19% (2Q2009)
Lowest Quarter: -6.66% (3Q2015)
Year-to-Date (as of 3/31/19): 5.51%
Average Annual Total Returns
Periods Ending December 31, 2018
	1 Year	5 Years	10 Years	Incept.
Class IIIa				7/23/03
Return Before Taxes	-5.35%	1.40%	5.55%	7.74%
Return After Taxes on Distributions	-6.46%	0.46%	4.75%	6.04%
Return After Taxes on Distributions and Sale of Fund Shares	-2.91%	0.81%	4.20%	5.84%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	-0.25%	1.20%	3.06%	3.39%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.92%	1.50%	1.80%	2.09%

a The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2003)	Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since June 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. In addition, some brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Each of Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans and other omnibus accounts, and (iii) any other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. There is no minimum investment amount to purchase Class R6 shares or Class I shares.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the

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redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable to U.S. shareholders as ordinary income or capital gains, unless they are exempt from U.S. income tax or are investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by those financial intermediaries in respect of Class I shares. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the Fund over another investment. GMO also reserves the right to pay financial intermediaries for the sale of Fund shares, which would create a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.